Business Combinations and Asset Acquisitions - Summary of Company's Acquisition Activity (Details) € in Millions, $ in Millions	Dec. 01, 2021 USD ($)	Nov. 01, 2021 USD ($)	Sep. 01, 2021 USD ($)	Dec. 18, 2020 USD ($)	Dec. 01, 2020 USD ($)	Sep. 01, 2020 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 EUR (€)	Jul. 19, 2019 USD ($)	Jul. 19, 2019 EUR (€)	Jul. 09, 2019 USD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2018 EUR (€)
CIRS
Business Combination, Separately Recognized Transactions [Line Items]
Equity interest, acquired percentage	100.00%
Equity interest, value	$ 55.1
Safeline
Business Combination, Separately Recognized Transactions [Line Items]
Equity interest, acquired percentage	100.00%
Equity interest, value	$ 1.5
Asset acquisition, consideration transferred, contingent consideration	$ 0.5
CHP
Business Combination, Separately Recognized Transactions [Line Items]
Asset acquisition, acquired percentage		100.00%
Asset acquisition, assets acquired		$ 2.5
Dosimetry Badge
Business Combination, Separately Recognized Transactions [Line Items]
Asset acquisition, acquired percentage			100.00%
Asset acquisition, assets acquired			$ 1.8
Business acquisition, earn out			$ 0.8
Sun Nuclear
Business Combination, Separately Recognized Transactions [Line Items]
Equity interest, acquired percentage				100.00%
Business acquisition, purchase consideration				$ 258.1
Dosimetrics
Business Combination, Separately Recognized Transactions [Line Items]
Equity interest, acquired percentage					100.00%
Business acquisition, purchase consideration					$ 3.0
Biodex
Business Combination, Separately Recognized Transactions [Line Items]
Equity interest, acquired percentage						100.00%
Business acquisition, purchase consideration						$ 26.9
AWST
Business Combination, Separately Recognized Transactions [Line Items]
Equity interest, acquired percentage							100.00%	100.00%
Business acquisition, purchase consideration							$ 26.9	€ 24.5
Selmic
Business Combination, Separately Recognized Transactions [Line Items]
Equity interest, acquired percentage									100.00%	100.00%
Business acquisition, purchase consideration									$ 10.2	€ 9.1
Premium Analyse
Business Combination, Separately Recognized Transactions [Line Items]
Equity interest, acquired percentage											100.00%	100.00%
Business acquisition, purchase consideration											$ 8.9	€ 7.9
Capintec
Business Combination, Separately Recognized Transactions [Line Items]
Equity interest, acquired percentage													100.00%
Business acquisition, purchase consideration													$ 14.5
NRG Dosimetry Services Group
Business Combination, Separately Recognized Transactions [Line Items]
Equity interest, acquired percentage														100.00%	100.00%
Business acquisition, purchase consideration														$ 9.1	€ 7.8